Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies (Details) [Line Items]
Impairment loss	$ 351
Severance expense	$ 4,020	$ 3,718	$ 3,919
Retirement savings plan, description	The Company has a 401(k) retirement savings plan for most of its U.S. employees. Each eligible employee may elect to contribute a portion of its employee’s compensation to the plan. The Company has a discretionary employer match. In the reporting periods, this match ranges from 2-3% if an employee contributed 6%.
Employer match expense	$ 1,233	1,144	854
Derivative, gain (loss) on derivative, net, total	104	535	(869)
Accumulated other comprehensive income (loss), net of tax	11,026	(2,381)
Trade receivables		48,623
Trade receivables, allowance for doubtful accounts	1,558	543	1,558
Options Strategies Contracts [Member]
Significant Accounting Policies (Details) [Line Items]
Derivative, notional amount	1,650	24,296	40,871
Options and Forward Contracts [Member]
Significant Accounting Policies (Details) [Line Items]
Outstanding option notional amount	$ 3,866	15,384	4,950
Vehicles [Member]
Significant Accounting Policies (Details) [Line Items]
Useful life	3 years
Software Development [Member]
Significant Accounting Policies (Details) [Line Items]
Useful life	7 years
Forward Contracts [Member]
Significant Accounting Policies (Details) [Line Items]
Notional amounts	$ 260,862	$ 74,297	$ 17,731